INVESTMENTS IN SENIOR HOUSING REAL ESTATE - Future Minimum Rental Payments (Details 3) (Holiday Portfolio, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Holiday Portfolio
Future contracted minimum rentals due:
2014	$ 65,031
2015	67,957
2016	71,015
2017	74,211
2018	76,808
Thereafter	1,170,819
Total	$ 1,525,841